LOANS - Credit Quality Indicators (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Loans receivable
Total	$ 667,767	$ 675,883
Consumer
Loans receivable
Total	376,534	386,474
Consumer | Residential first mortgages
Loans receivable
Total	83,361	83,956
Consumer | Credit cards
Loans receivable
Total	133,351	129,813
Consumer | Home equity loans
Loans receivable
Total	5,745	7,890
Consumer | Personal, small business and other
Loans receivable
Total	39,806	38,400
Consumer | Less than or equal to 80%
Loans receivable
Total	83,339	81,751
Consumer | Less than or equal to 80% | Residential first mortgages
Loans receivable
Current fiscal year	18,107	18,671
One year prior to current fiscal year	18,715	12,674
Two years prior to current fiscal year	10,047	4,810
Three years prior to current fiscal year	4,117	6,127
Four years prior to current fiscal year	4,804	9,409
Prior	22,161	22,807
Total	77,951	74,498
Consumer | Less than or equal to 80% | Home equity loans (pre-reset)
Loans receivable
Total	2,637	3,283
Consumer | Less than or equal to 80% | Home equity loans (post-reset)
Loans receivable
Total	2,751	3,970
Consumer | Less than or equal to 80% | Home equity loans
Loans receivable
Total	5,388	7,253
Consumer | 80% but less than or equal to 100%
Loans receivable
Total	3,903	7,981
Consumer | 80% but less than or equal to 100% | Residential first mortgages
Loans receivable
Current fiscal year	2,723	4,054
One year prior to current fiscal year	446	1,836
Two years prior to current fiscal year	269	832
Three years prior to current fiscal year	136	489
Four years prior to current fiscal year	103	223
Prior	128	152
Total	3,805	7,586
Consumer | 80% but less than or equal to 100% | Home equity loans (pre-reset)
Loans receivable
Total	46	99
Consumer | 80% but less than or equal to 100% | Home equity loans (post-reset)
Loans receivable
Total	52	296
Consumer | 80% but less than or equal to 100% | Home equity loans
Loans receivable
Total	98	395
Consumer | Greater than 100%
Loans receivable
Total	193	256
Consumer | Greater than 100% | Residential first mortgages
Loans receivable
Current fiscal year	34	0
One year prior to current fiscal year	0	35
Two years prior to current fiscal year	29	18
Three years prior to current fiscal year	11	12
Four years prior to current fiscal year	4	27
Prior	14	23
Total	92	115
Consumer | Greater than 100% | Home equity loans (pre-reset)
Loans receivable
Total	69	76
Consumer | Greater than 100% | Home equity loans (post-reset)
Loans receivable
Total	32	65
Consumer | Greater than 100% | Home equity loans
Loans receivable
Total	101	141
Consumer | LTV not available
Loans receivable
Total	1,671	1,858
Consumer | LTV not available | Residential first mortgages
Loans receivable
Total	1,513	1,757
Consumer | LTV not available | Home equity loans
Loans receivable
Total	158	101
Consumer | Total
Loans receivable
Total	89,106	91,846
Consumer | Less than 680
Loans receivable
Total	28,598	32,910
Consumer | Less than 680 | Residential first mortgages
Loans receivable
Current fiscal year	626	604
One year prior to current fiscal year	508	457
Two years prior to current fiscal year	373	423
Three years prior to current fiscal year	394	438
Four years prior to current fiscal year	343	551
Prior	2,053	2,339
Total	4,297	4,812
Consumer | Less than 680 | Credit cards
Loans receivable
Total	23,115	26,227
Consumer | Less than 680 | Credit cards | Canada
Loans receivable
Total	517	572
Consumer | Less than 680 | Home equity loans (pre-reset)
Loans receivable
Total	263	343
Consumer | Less than 680 | Home equity loans (post-reset)
Loans receivable
Total	639	1,094
Consumer | Less than 680 | Home equity loans
Loans receivable
Total	902	1,437
Consumer | Less than 680 | Personal, small business and other
Loans receivable
Current fiscal year	59	23
One year prior to current fiscal year	22	79
Two years prior to current fiscal year	42	82
Three years prior to current fiscal year	34	26
Four years prior to current fiscal year	7	10
Prior	120	214
Total	284	434
Consumer | Less than 680 | Personal, small business and other | Canada
Loans receivable
Total	907	859
Consumer | 680 to 760
Loans receivable
Total	79,581	79,254
Consumer | 680 to 760 | Residential first mortgages
Loans receivable
Current fiscal year	6,729	6,536
One year prior to current fiscal year	5,102	4,030
Two years prior to current fiscal year	3,074	1,625
Three years prior to current fiscal year	1,180	1,797
Four years prior to current fiscal year	1,455	2,474
Prior	6,540	6,484
Total	24,080	22,946
Consumer | 680 to 760 | Credit cards
Loans receivable
Total	52,907	52,778
Consumer | 680 to 760 | Home equity loans (pre-reset)
Loans receivable
Total	1,030	1,217
Consumer | 680 to 760 | Home equity loans (post-reset)
Loans receivable
Total	1,047	1,640
Consumer | 680 to 760 | Home equity loans
Loans receivable
Total	2,077	2,857
Consumer | 680 to 760 | Personal, small business and other
Loans receivable
Current fiscal year	201	58
One year prior to current fiscal year	41	106
Two years prior to current fiscal year	53	80
Three years prior to current fiscal year	35	27
Four years prior to current fiscal year	8	9
Prior	179	393
Total	517	673
Consumer | Greater than 760
Loans receivable
Total	106,515	104,089
Consumer | Greater than 760 | Residential first mortgages
Loans receivable
Current fiscal year	12,349	14,332
One year prior to current fiscal year	12,153	9,241
Two years prior to current fiscal year	6,167	3,070
Three years prior to current fiscal year	2,216	3,780
Four years prior to current fiscal year	2,568	6,093
Prior	12,586	13,354
Total	48,039	49,870
Consumer | Greater than 760 | Credit cards
Loans receivable
Total	55,137	49,767
Consumer | Greater than 760 | Home equity loans (pre-reset)
Loans receivable
Total	1,539	1,958
Consumer | Greater than 760 | Home equity loans (post-reset)
Loans receivable
Total	1,160	1,614
Consumer | Greater than 760 | Home equity loans
Loans receivable
Total	2,699	3,572
Consumer | Greater than 760 | Personal, small business and other
Loans receivable
Current fiscal year	319	95
One year prior to current fiscal year	64	134
Two years prior to current fiscal year	68	84
Three years prior to current fiscal year	37	30
Four years prior to current fiscal year	9	8
Prior	143	529
Total	640	880
Consumer | FICO not available
Loans receivable
Total	47,569	43,806
Consumer | FICO not available | Residential first mortgages
Loans receivable
Total	6,945	6,328
Consumer | FICO not available | Credit cards
Loans receivable
Total	2,192	1,041
Consumer | FICO not available | Home equity loans
Loans receivable
Total	67	24
Consumer | FICO not available | Personal, small business and other
Loans receivable
Total	38,365	36,413
Consumer | Total loans
Loans receivable
Total	$ 262,263	$ 260,059